Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment [Line Items]
Total property and equipment	$ 4,385,917	$ 6,637,516
Less: accumulated depreciation and impairment	(3,303,917)	(3,113,706)
Property and equipment, net	$ 1,082,000	3,523,810
Wi-Fi equipment [Member]
Schedule of Property and Equipment [Line Items]
Useful Life	3 years
Total property and equipment
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Useful Life	5 years
Total property and equipment	$ 260,627	386,255
Office and other equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment	$ 4,125,290	$ 6,251,261
Minimum [Member] | Office and other equipment [Member]
Schedule of Property and Equipment [Line Items]
Useful Life	3 years
Maximum [Member] | Office and other equipment [Member]
Schedule of Property and Equipment [Line Items]
Useful Life	5 years